Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash equivalents maturity period	90 days or less
Interbank deposit certificate rate	91.94%